Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss) (including non-controlling interests)	$ 4,575	$ 1,734	$ (8,423)
Adjustments to reconcile net income (loss) to net cash provided by operations:
Depreciation and amortization	2,768	2,721	3,192
Impairment	206	205	4,764
Interest expense	879	1,172	1,383
Interest income	(56)	(58)	(105)
Income tax expense (benefit)	432	986	902
Remeasurement gain relating to US deferred employee benefits	0	(832)	0
Net gain on disposal of subsidiaries	(18)	(23)	(72)
(Income) loss from investments in associates, joint ventures and other investments	(448)	(615)	502
Provision on pensions and OPEB	555	439	558
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement	(578)	(138)	108
Unrealized foreign exchange effects	(541)	486	425
Write-downs (reversal) of inventories to net realizable value, provisions and other non-cash operating expenses net	781	(201)	1,420
Changes in assets and liabilities that provided (required) cash, net of acquisitions:
Trade accounts receivable	(620)	(373)	335
Inventories	(2,347)	(2,055)	288
Trade accounts payable and other	1,094	1,405	(1,012)
Interest paid	(947)	(1,354)	(1,561)
Interest received	57	60	89
Income taxes paid	(506)	(296)	(398)
Dividends received from associates, joint ventures and other investments	232	176	227
Cash contributions to plan assets and benefits paid for pensions and OPEB	(496)	(395)	(556)
VAT and other amounts received (paid) from/to public authorities	(177)	46	166
Other working capital and provisions movements	(282)	(382)	(81)
Net cash provided by operating activities	4,563	2,708	2,151
Investing activities:
Purchase of property, plant and equipment and intangibles	(2,819)	(2,444)	(2,707)
Disposals of net assets of subsidiaries, net of cash disposed of 13, nil and 10 in 2017, 2016 and 2015, respectively	6	185	0
Acquisitions of net assets of subsidiaries, net of cash acquired of 617, 63 and nil in 2017, 2016 and 2015, respectively	16	7	0
Disposals of associates and joint ventures	0	1,017	23
Disposals of financial assets	44	165	172
Other investing activities net	(77)	(73)	342
Net cash used in investing activities	(2,830)	(1,143)	(2,170)
Financing activities:
Disposal of non-controlling interests	0	56	0
Proceeds from short-term debt	1,859	1,516	543
Proceeds from long-term debt	1,407	110	3,256
Payments of short-term debt	(2,102)	(2,721)	(2,490)
Payments of long-term debt	(2,691)	(4,912)	(501)
Equity offering	0	3,115	0
Dividends paid (includes 141, 61 and 85 of dividends paid to non-controlling shareholders in 2017, 2016 and 2015, respectively)	(141)	(61)	(416)
Other financing activities net	(63)	(29)	3
Net cash (used in) provided by financing activities	(1,731)	(2,926)	395
Net increase (decrease) in cash and cash equivalents	2	(1,361)	376
Effect of exchange rate changes on cash	58	(127)	(267)
Cash and cash equivalents:
At the beginning of the year	2,501	4,002	3,893
Reclassification of the period-end cash and cash equivalents from (to) held for sale	13	(13)	0
At the end of the year	$ 2,574	$ 2,501	$ 4,002